                        Supplement Dated April 28, 2014
                                      To
                        Prospectus Dated April 29, 2013

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                             MetLife Asset Builder

                            Group Annuity Contracts
                 Issued by Metropolitan Life Insurance Company

This Supplement updates information contained in the Metropolitan Life Separate Account E ("Separate Account") prospectus dated April 29, 2013 (the "Prospectus"). Please write or call Metropolitan Life Insurance Company, MetLife Life & Income Funding Solutions, P.O. Box 14660, Lexington, KY 40512-4660, Attention: MetLife Asset Builder Unit, (866) 438-6477, if you need another copy of the Prospectus. Upon request, financial statements for the insurance company will be sent to you without charge.

The Prospectus describes group MetLife Asset Builder Contracts ("Contracts") issued by Metropolitan Life Insurance Company ("MetLife"). Unless otherwise indicated page numbers refer to the April 29, 2013 prospectus. The Contracts are no longer available to new purchasers or to new enrollments. Contract owners may continue to make additional purchase payments.

1. The currently available investment choices are:

           American Funds(R)              Barclays Aggregate
                                        Bond Index
             American Funds Bond          BlackRock Bond Income
             American Funds Global        BlackRock Capital
           Small Capitalization         Appreciation
             American Funds Growth        BlackRock Large Cap
                                        Value
             American Funds
           Growth-Income                  BlackRock Money Market
           Met Investors Fund             Frontier Mid Cap Growth
             American Funds(R)
           Balanced Allocation            Jennison Growth
             American Funds(R)            Loomis Sayles Small
           Growth Allocation            Cap Core
             American Funds(R)            Loomis Sayles Small
           Moderate Allocation          Cap Growth
             Clarion Global Real          Met/Artisan Mid Cap
           Estate                       Value
             ClearBridge Aggressive       MetLife Asset
           Growth                       Allocation 20
             Harris Oakmark               MetLife Asset
           International                Allocation 40
             Invesco Mid Cap Value        MetLife Asset
                                        Allocation 60
             Invesco Small Cap            MetLife Asset
           Growth                       Allocation 80
             Loomis Sayles Global         MetLife Mid Cap Stock
           Markets                      Index
             Lord Abbett Bond
           Debenture                      MetLife Stock Index
             MetLife Asset
           Allocation 100                 MFS(R) Total Return
             MFS(R) Research
           International                  MFS(R) Value
             Morgan Stanley Mid Cap
           Growth                         MSCI EAFE(R) Index
             Oppenheimer Global           Neuberger Berman
           Equity                       Genesis
             PIMCO Inflation
           Protected Bond                 Russell 2000(R) Index
             PIMCO Total Return           T. Rowe Price Large
                                        Cap Growth
             SSgA Growth and Income       T. Rowe Price Small
           ETF                          Cap Growth
             SSgA Growth ETF              Western Asset
             T. Rowe Price Mid Cap      Management Strategic Bond
           Growth                         Opportunities
                                          Western Asset
                                        Management U.S.
             WMC Large Cap Research     Government
           Metropolitan Fund              WMC Balanced
             Baillie Gifford              WMC Core Equity
           International Stock          Opportunities

2. Separate Account Charge

We are waiving 0.08% of the Separate Account Charge for the Investment Division investing in the WMC Large Cap Research Portfolio. We are waiving an amount equal to the Portfolio expenses that are in excess of 0.62% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of the Met Investors Series Trust.

                                                                                          Minimum Maximum
                                                                                          ------- -------
3.Total Annual American Funds(R), Met Investors Fund and Metropolitan Fund
  Operating Expenses as of December 31, 2013 (expenses that are deducted from
  Fund assets, including management fees, distribution and/or service (12b-1) fees and
  other expenses)                                                                          0.27%   1.07%

Portfolio Fees and Expenses
(as a percentage of average daily net assets)

                                                           Distribution          Acquired   Total                  Net Total
                                                              and/or               Fund    Annual     Fee Waiver    Annual
                                                Management   Service     Other   Fees and Operating and/or Expense Operating
                  Portfolio                        Fee     (12b-1) Fees Expenses Expenses Expenses  Reimbursement  Expenses
----------------------------------------------  ---------- ------------ -------- -------- --------- -------------- ---------
American Funds(R) -- Class 2
  American Funds Bond Portfolio................    0.37%       0.25%      0.02%      --     0.64%          --        0.64%
  American Funds Global Small Capitalization
   Portfolio...................................    0.70%       0.25%      0.04%      --     0.99%          --        0.99%
  American Funds Growth Portfolio..............    0.33%       0.25%      0.02%      --     0.60%          --        0.60%
  American Funds Growth-Income Portfolio.......    0.27%       0.25%      0.02%      --     0.54%          --        0.54%
Met Investors Fund
  American Funds(R) Balanced Allocation
   Portfolio -- Class B........................    0.06%       0.25%        --     0.42%    0.73%          --        0.73%
  American Funds(R) Growth Allocation
   Portfolio -- Class B........................    0.06%       0.25%      0.01%    0.43%    0.75%          --        0.75%
  American Funds(R) Moderate Allocation
   Portfolio -- Class B........................    0.06%       0.25%      0.01%    0.40%    0.72%          --        0.72%
  Clarion Global Real Estate Portfolio --
   Class A.....................................    0.60%         --       0.05%      --     0.65%          --        0.65%
  ClearBridge Aggressive Growth Portfolio --
   Class A.....................................    0.59%         --       0.02%      --     0.61%        0.00%       0.61%
  Harris Oakmark International Portfolio --
   Class A.....................................    0.77%         --       0.06%      --     0.83%        0.02%       0.81%
  Invesco Mid Cap Value Portfolio --
   Class A.....................................    0.65%         --       0.05%    0.08%    0.78%        0.02%       0.76%
  Invesco Small Cap Growth Portfolio --
   Class A.....................................    0.85%         --       0.02%      --     0.87%        0.02%       0.85%
  Loomis Sayles Global Markets Portfolio --
   Class B.....................................    0.70%       0.25%      0.08%      --     1.03%          --        1.03%
  Lord Abbett Bond Debenture Portfolio --
   Class A.....................................    0.51%         --       0.03%      --     0.54%          --        0.54%
  MetLife Asset Allocation 100 Portfolio --
   Class A.....................................    0.07%         --       0.01%    0.70%    0.78%          --        0.78%
  MFS(R) Research International Portfolio --
   Class A.....................................    0.68%         --       0.07%      --     0.75%        0.06%       0.69%
  Morgan Stanley Mid Cap Growth Portfolio --
   Class A.....................................    0.64%         --       0.05%      --     0.69%        0.01%       0.68%
  Oppenheimer Global Equity Portfolio --
   Class A.....................................    0.67%         --       0.08%      --     0.75%        0.03%       0.72%
  PIMCO Inflation Protected Bond Portfolio --
   Class A.....................................    0.47%         --       0.08%      --     0.55%        0.00%       0.55%
  PIMCO Total Return Portfolio -- Class A......    0.48%         --       0.03%      --     0.51%          --        0.51%
  SSgA Growth and Income ETF Portfolio --
   Class A.....................................    0.30%         --       0.01%    0.23%    0.54%          --        0.54%

                                                         Distribution          Acquired   Total                  Net Total
                                                            and/or               Fund    Annual     Fee Waiver    Annual
                                              Management   Service     Other   Fees and Operating and/or Expense Operating
                 Portfolio                       Fee     (12b-1) Fees Expenses Expenses Expenses  Reimbursement  Expenses
--------------------------------------------  ---------- ------------ -------- -------- --------- -------------- ---------
  SSgA Growth ETF Portfolio -- Class A.......    0.32%        --        0.01%    0.25%    0.58%          --        0.58%
  T. Rowe Price Mid Cap Growth Portfolio --
   Class A...................................    0.75%        --        0.03%      --     0.78%          --        0.78%
  WMC Large Cap Research Portfolio --
   Class A...................................    0.59%        --        0.03%      --     0.62%        0.05%       0.57%
Metropolitan Fund -- Class A
  Baillie Gifford International Stock
   Portfolio.................................    0.79%        --        0.08%      --     0.87%        0.12%       0.75%
  Barclays Aggregate Bond Index Portfolio....    0.25%        --        0.03%      --     0.28%        0.01%       0.27%
  BlackRock Bond Income Portfolio............    0.33%        --        0.02%      --     0.35%        0.00%       0.35%
  BlackRock Capital Appreciation Portfolio...    0.69%        --        0.02%      --     0.71%        0.01%       0.70%
  BlackRock Large Cap Value Portfolio........    0.63%        --        0.02%      --     0.65%        0.06%       0.59%
  BlackRock Money Market Portfolio...........    0.33%        --        0.02%      --     0.35%        0.02%       0.33%
  Frontier Mid Cap Growth Portfolio..........    0.72%        --        0.03%      --     0.75%        0.01%       0.74%
  Jennison Growth Portfolio..................    0.60%        --        0.02%      --     0.62%        0.07%       0.55%
  Loomis Sayles Small Cap Core Portfolio.....    0.90%        --        0.05%    0.12%    1.07%        0.07%       1.00%
  Loomis Sayles Small Cap Growth
   Portfolio.................................    0.90%        --        0.05%      --     0.95%        0.09%       0.86%
  Met/Artisan Mid Cap Value Portfolio........    0.81%        --        0.02%      --     0.83%          --        0.83%
  MetLife Asset Allocation 20 Portfolio......    0.09%        --        0.02%    0.52%    0.63%        0.01%       0.62%
  MetLife Asset Allocation 40 Portfolio......    0.07%        --        0.01%    0.57%    0.65%          --        0.65%
  MetLife Asset Allocation 60 Portfolio......    0.06%        --          --     0.62%    0.68%          --        0.68%
  MetLife Asset Allocation 80 Portfolio......    0.06%        --        0.01%    0.66%    0.73%          --        0.73%
  MetLife Mid Cap Stock Index Portfolio......    0.25%        --        0.05%    0.02%    0.32%        0.00%       0.32%
  MetLife Stock Index Portfolio..............    0.25%        --        0.02%      --     0.27%        0.01%       0.26%
  MFS(R) Total Return Portfolio..............    0.55%        --        0.04%      --     0.59%          --        0.59%
  MFS(R) Value Portfolio.....................    0.70%        --        0.02%      --     0.72%        0.14%       0.58%
  MSCI EAFE(R) Index Portfolio...............    0.30%        --        0.10%    0.01%    0.41%        0.00%       0.41%
  Neuberger Berman Genesis Portfolio.........    0.80%        --        0.03%      --     0.83%        0.01%       0.82%
  Russell 2000(R) Index Portfolio............    0.25%        --        0.06%    0.11%    0.42%        0.00%       0.42%
  T. Rowe Price Large Cap Growth Portfolio...    0.60%        --        0.03%      --     0.63%        0.01%       0.62%
  T. Rowe Price Small Cap Growth Portfolio...    0.48%        --        0.04%      --     0.52%          --        0.52%
  Western Asset Management Strategic Bond
   Opportunities Portfolio...................    0.60%        --        0.06%      --     0.66%        0.04%       0.62%
  Western Asset Management U.S. Government
   Portfolio.................................    0.47%        --        0.02%      --     0.49%        0.01%       0.48%
  WMC Balanced Portfolio.....................    0.46%        --        0.05%      --     0.51%        0.00%       0.51%
  WMC Core Equity Opportunities Portfolio....    0.70%        --        0.02%      --     0.72%        0.11%       0.61%

The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

4. Investment Choices Which Are Fund of Funds

The following Portfolios available within the Metropolitan Fund and Met Investors Fund, are "fund of funds":

MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio

MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
SSgA Growth ETF Portfolio
SSgA Growth and Income ETF Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth ETF Portfolio and the SSgA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.

5. Additional Information about the Portfolios

If You purchased a Deferred Annuity prior to May 1, 2004 and are in the pay-out phase of the Deferred Annuity, using Pay-Out Version II, the following investment choices are not available:

American Funds(R) Balanced Allocation Portfolio
American Funds Bond Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
Baillie Gifford International Stock Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Large Cap Value Portfolio
BlackRock Money Market Portfolio
Clarion Global Real Estate Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Harris Oakmark International Portfolio
Loomis Sayles Global Markets Portfolio
ClearBridge Aggressive Growth Portfolio
Loomis Sayles Small Cap Growth Portfolio
Invesco Small Cap Growth Portfolio
Met/Artisan Mid Cap Value Portfolio
MetLife Mid Cap Stock Index Portfolio
MFS(R) Research International Portfolio
MFS(R) Total Return Portfolio
PIMCO Inflation Protected Bond Portfolio
T. Rowe Price MidCap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio
MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio
SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio

6. Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment advisers and its fees. You may obtain a Portfolio prospectus by calling 866-438-6477 or through your registered representative. We do not guarantee the investment results of the Portfolios.

   The current Portfolios are listed below, along with their investment managers and any sub-investment managers.

                                                                      Investment Manager/Sub-Investment
Portfolio                      Investment Objective                   Manager
---------                      --------------------                   -------
American Funds(R)

American Funds Bond Portfolio. Seeks as high a level of current       Capital Research and Management
                               income as is consistent with the       Company
                               preservation of capital.

                                                                                   Investment Manager/Sub-Investment
Portfolio                                   Investment Objective                   Manager
---------                                   --------------------                   -------
American Funds Global Small Capitalization  Seeks long-term growth of capital.     Capital Research and Management
 Portfolio.................................                                        Company

American Funds Growth Portfolio............ Seeks growth of capital.               Capital Research and Management
                                                                                   Company

American Funds Growth-Income Portfolio..... Seeks long-term growth of capital and  Capital Research and Management
                                            income.                                Company
Met Investors Fund

American Funds(R) Balanced Allocation       Seeks a balance between a high level   MetLife Advisers, LLC
 Portfolio................................. of current income and growth of capital, with a greater emphasis on
                                            growth of capital.

American Funds(R) Growth Allocation         Seeks growth of capital.               MetLife Advisers, LLC
 Portfolio.................................

American Funds(R) Moderate Allocation       Seeks a high total return in the form  MetLife Advisers, LLC
 Portfolio................................. of income and growth of capital, with a greater emphasis on income.

Clarion Global Real Estate Portfolio....... Seeks total return through investment  MetLife Advisers, LLC Sub-Investment
                                            in real estate securities,             Manager: CBRE Clarion Securities LLC
                                            emphasizing both capital appreciation
                                            and current income.

ClearBridge Aggressive Growth Portfolio.... Seeks capital appreciation.            MetLife Advisers, LLC Sub-Investment
                                                                                   Manager: ClearBridge Investments, LLC

Harris Oakmark International Portfolio..... Seeks long-term capital appreciation.  MetLife Advisers, LLC Sub-Investment
                                                                                   Manager: Harris Associates L.P.

Invesco Mid Cap Value Portfolio............ Seeks high total return by investing   MetLife Advisers, LLC Sub-Investment
                                            in equity securities of mid-sized      Manager: Invesco Advisers, Inc.
                                            companies.

Invesco Small Cap Growth Portfolio......... Seeks long-term growth of capital.     MetLife Advisers, LLC Sub-Investment
                                                                                   Manager: Invesco Advisers, Inc.

Loomis Sayles Global Markets Portfolio..... Seeks high total investment return     MetLife Advisers, LLC Sub-Investment
                                            through a combination of capital       Manager: Loomis, Sayles & Company,
                                            appreciation and income.               L.P.

Lord Abbett Bond Debenture Portfolio....... Seeks high current income and the      MetLife Advisers, LLC Sub-Investment
                                            opportunity for capital appreciation   Manager: Lord, Abbett & Co. LLC
                                            to produce a high total return.

MetLife Asset Allocation 100 Portfolio..... Seeks growth of capital.               MetLife Advisers, LLC

MFS(R) Research International Portfolio.... Seeks capital appreciation.            MetLife Advisers, LLC Sub-Investment
                                                                                   Manager: Massachusetts Financial
                                                                                   Services Company

Morgan Stanley Mid Cap Growth Portfolio.... Seeks capital appreciation.            MetLife Advisers, LLC Sub-Investment
                                                                                   Manager: Morgan Stanley Investment
                                                                                   Management Inc.

Oppenheimer Global Equity Portfolio........ Seeks capital appreciation.            MetLife Advisers, LLC Sub-Investment
                                                                                   Manager: OppenheimerFunds, Inc.

                                                                                      Investment Manager/Sub-Investment
Portfolio                                      Investment Objective                   Manager
---------                                      --------------------                   -------
PIMCO Inflation Protected Bond Portfolio...... Seeks maximum real return, consistent  MetLife Advisers, LLC Sub-Investment
                                               with preservation of capital and       Manager: Pacific Investment
                                               prudent investment management.         Management Company LLC

PIMCO Total Return Portfolio.................. Seeks maximum total return,            MetLife Advisers, LLC Sub-Investment
                                               consistent with the preservation of    Manager: Pacific Investment
                                               capital and prudent investment         Management Company LLC
                                               management.

SSgA Growth and Income ETF Portfolio.......... Seeks growth of capital and income.    MetLife Advisers, LLC Sub-Investment
                                                                                      Manager: SSgA Funds Management, Inc.

SSgA Growth ETF Portfolio..................... Seeks growth of capital.               MetLife Advisers, LLC Sub-Investment
                                                                                      Manager: SSgA Funds Management, Inc.

T. Rowe Price Mid Cap Growth Portfolio........ Seeks long-term growth of capital.     MetLife Advisers, LLC Sub-Investment
                                                                                      Manager: T. Rowe Price Associates,
                                                                                      Inc.

WMC Large Cap Research Portfolio.............. Seeks long-term capital appreciation.  MetLife Advisers, LLC Sub-Investment
                                                                                      Manager: Wellington Management
                                                                                      Company, LLP
Metropolitan Fund

Baillie Gifford International Stock Portfolio. Seeks long-term growth of capital.     MetLife Advisers, LLC Sub-Investment
                                                                                      Manager: Baillie Gifford Overseas
                                                                                      Limited

Barclays Aggregate Bond Index Portfolio....... Seeks to track the performance of the  MetLife Advisers, LLC Sub-Investment
                                               Barclays U.S. Aggregate Bond Index.    Manager: MetLife Investment
                                                                                      Management, LLC

BlackRock Bond Income Portfolio............... Seeks a competitive total return       MetLife Advisers, LLC Sub-Investment
                                               primarily from investing in            Manager: BlackRock Advisors, LLC
                                               fixed-income securities.

BlackRock Capital Appreciation Portfolio...... Seeks long-term growth of capital.     MetLife Advisers, LLC Sub-Investment
                                                                                      Manager: BlackRock Advisors, LLC

BlackRock Large Cap Value Portfolio........... Seeks long-term growth of capital.     MetLife Advisers, LLC Sub-Investment
                                                                                      Manager: BlackRock Advisors, LLC

BlackRock Money Market Portfolio.............. Seeks a high level of current income   MetLife Advisers, LLC Sub-Investment
                                               consistent with preservation of        Manager: BlackRock Advisors, LLC
                                               capital.

Frontier Mid Cap Growth Portfolio............. Seeks maximum capital appreciation.    MetLife Advisers, LLC Sub-Investment
                                                                                      Manager: Frontier Capital Management
                                                                                      Company, LLC

Jennison Growth Portfolio..................... Seeks long-term growth of capital.     MetLife Advisers, LLC Sub-Investment
                                                                                      Manager: Jennison Associates LLC

Loomis Sayles Small Cap Core Portfolio........ Seeks long-term capital growth from    MetLife Advisers, LLC Sub-Investment
                                               investments in common stocks or other  Manager: Loomis, Sayles & Company,
                                               equity securities.                     L.P.

                                                                                 Investment Manager/Sub-Investment
Portfolio                                 Investment Objective                   Manager
---------                                 --------------------                   -------
Loomis Sayles Small Cap Growth Portfolio. Seeks long-term capital growth.        MetLife Advisers, LLC Sub-Investment
                                                                                 Manager: Loomis, Sayles & Company,
                                                                                 L.P.

Met/Artisan Mid Cap Value Portfolio...... Seeks long-term capital growth.        MetLife Advisers, LLC Sub-Investment
                                                                                 Manager: Artisan Partners Limited
                                                                                 Partnership

MetLife Asset Allocation 20 Portfolio.... Seeks a high level of current income,  MetLife Advisers, LLC with growth of capital as a secondary
                                          objective.

MetLife Asset Allocation 40 Portfolio.... Seeks high total return in the form    MetLife Advisers, LLC
                                          of income and growth of capital, with
                                          a greater emphasis on income.

MetLife Asset Allocation 60 Portfolio.... Seeks a balance between a high level   MetLife Advisers, LLC
                                          of current income and growth of
                                          capital, with a greater emphasis on
                                          growth of capital.

MetLife Asset Allocation 80 Portfolio.... Seeks growth of capital.               MetLife Advisers, LLC

MetLife Mid Cap Stock Index Portfolio.... Seeks to track the performance of the  MetLife Advisers, LLC Sub-Investment
                                          Standard & Poor's MidCap 400(R)        Manager: MetLife Investment
                                          Composite Stock Price Index.           Management, LLC

MetLife Stock Index Portfolio............ Seeks to track the performance of the  MetLife Advisers, LLC Sub-Investment
                                          Standard & Poor's 500(R) Composite     Manager: MetLife Investment
                                          Stock Price Index.                     Management, LLC

MFS(R) Total Return Portfolio............ Seeks a favorable total return         MetLife Advisers, LLC Sub-Investment
                                          through investment in a diversified    Manager: Massachusetts Financial
                                          portfolio.                             Services Company

MFS(R) Value Portfolio................... Seeks capital appreciation.            MetLife Advisers, LLC Sub-Investment
                                                                                 Manager: Massachusetts Financial
                                                                                 Services Company

MSCI EAFE(R) Index Portfolio............. Seeks to track the performance of the  MetLife Advisers, LLC Sub-Investment
                                          MSCI EAFE(R) Index.                    Manager: MetLife Investment
                                                                                 Management, LLC

Neuberger Berman Genesis Portfolio....... Seeks high total return, consisting    MetLife Advisers, LLC Sub-Investment
                                          principally of capital appreciation.   Manager: Neuberger Berman Management
                                                                                 LLC

Russell 2000(R) Index Portfolio.......... Seeks to track the performance of the  MetLife Advisers, LLC Sub-Investment
                                          Russell 2000(R) Index.                 Manager: MetLife Investment
                                                                                 Management, LLC

T. Rowe Price Large Cap Growth Portfolio. Seeks long-term growth of capital.     MetLife Advisers, LLC Sub-Investment
                                                                                 Manager: T. Rowe Price Associates,
                                                                                 Inc.

T. Rowe Price Small Cap Growth Portfolio. Seeks long-term capital growth.        MetLife Advisers, LLC Sub-Investment
                                                                                 Manager: T. Rowe Price Associates,
                                                                                 Inc.

Western Asset Management Strategic Bond   Seeks to maximize total return         MetLife Advisers, LLC Sub-Investment
 Opportunities Portfolio................. consistent with preservation of        Manager: Western Asset Management
                                          capital.                               Company

                                                                                 Investment Manager/Sub-Investment
Portfolio                                 Investment Objective                   Manager
---------                                 --------------------                   -------
Western Asset Management U.S. Government  Seeks to maximize total return         MetLife Advisers, LLC Sub-Investment
 Portfolio............................... consistent with preservation of        Manager: Western Asset Management
                                          capital and maintenance of liquidity.  Company

WMC Balanced Portfolio................... Seeks long-term capital appreciation   MetLife Advisers, LLC Sub-Investment
                                          with some current income.              Manager: Wellington Management
                                                                                 Company, LLP

WMC Core Equity Opportunities Portfolio.. Seeks to provide a growing stream of   MetLife Advisers, LLC Sub-Investment
                                          income over time and, secondarily,     Manager: Wellington Management
                                          long-term capital appreciation and     Company, LLP
                                          current income.

7. The new address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.

                  THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                             FOR FUTURE REFERENCE

 MetLife Life & Income Funding
   Solutions
 P.O. Box 14660                                     TELEPHONE: (866) 438-6477
 Lexington, KY 40512-4660

Additional Information Regarding the Portfolios

The Portfolios below were subject to a merger or name change. The charts identify the former name and new name of each of these Portfolios.

Portfolio Mergers

           Former Portfolio                         New Portfolio
 -------------------------------------  -------------------------------------
 Met Investors Fund                     Met Investors Fund
 ClearBridge Aggressive Growth          ClearBridge Aggressive Growth
   Portfolio II                         Portfolio

 Met Investors Fund                     Metropolitan Fund
 MetLife Growth Strategy Portfolio      MetLife Asset Allocation 80 Portfolio

Portfolio Name Changes

           Former Portfolio                         New Portfolio
 -------------------------------------  --------------------------------------
 Met Investors Fund                     Met Investors Fund
 BlackRock Large Cap Core Portfolio     WMC Large Cap Research Portfolio
 Janus Forty Portfolio                  ClearBridge Aggressive Growth
                                        Portfolio II
 Lord Abbett Mid Cap Value Portfolio    Invesco Mid Cap Value Portfolio
 MetLife Aggressive Strategy Portfolio  MetLife Asset Allocation 100 Portfolio

 Metropolitan Fund                      Metropolitan Fund
 BlackRock Diversified Portfolio        WMC Balanced Portfolio
 Davis Venture Value Portfolio          WMC Core Equity Opportunities
                                        Portfolio
 MetLife Conservative Allocation
   Portfolio                            MetLife Asset Allocation 20 Portfolio
 MetLife Conservative to Moderate
   Allocation Portfolio                 MetLife Asset Allocation 40 Portfolio
 MetLife Moderate Allocation Portfolio MetLife Asset Allocation 60 Portfolio MetLife Moderate to Aggressive
   Allocation Portfolio                 MetLife Asset Allocation 80 Portfolio